SUBSEQUENT EVENTS (Details Narrative) - 12 months ended Dec. 31, 2024	USD ($)	SGD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expected sale of leasehold industrial property	$ 5,480,000	$ 7,393,000
Expected date of sale completion for leasehold industrial property	Aug. 31, 2025
Option to Purchase Agreement [Member] | Independent Third Party Purchaser [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expected sale of leasehold industrial property	$ 5,480,000	$ 7,393,000
Expected date of sale completion for leasehold industrial property	Aug. 31, 2025